Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss			$ (4,553,777)
Change in balance sheet accounts
Prepaid expenses			(100,000)
Accrued liabilities			100,500
Net cash provided by (used in) operating activities			(518,493)
Cash flows from investing activities
Net cash used in investing activities			(0)
Cash flows from financing activities:
Net cash provided by (used in) financing activities			470,855
Net increase (decrease) in cash and cash equivalents			(47,638)
Cash and cash equivalents at beginning of period	$ 4,458
Cash and cash equivalents at end of period			4,458
Supplemental disclosure of cash flow information:
Cash paid for interest			(0)
Cash paid for income taxes			(0)
Stage It Corp [Member]
Cash flows from operating activities
Net loss	(2,813,659)	$ (617,171)	(1,629,508)	$ (2,456,023)
Depreciation	17,767		4,468
Stock based compensation	491,265
Change in balance sheet accounts
Prepaid expenses	(1,854)	(2,480)	1,288	(1,288)
Other assets	127,874	(75,038)	(9,079)	(21,834)
Accounts payable	172,729	195,210	203,292	13,795
Accrued liabilities	527,811	729,760	297,562	257,289
Accrued interest	315,460	223,172
Derivative liability	265,182	229,467	305,956	2,099,025
Net cash provided by (used in) operating activities	(897,425)	682,920	259,926	(10,506)
Cash flows from investing activities
Purchase of fixed assets	(15,157)	(21,789)
Net cash used in investing activities	(15,157)	(21,789)	(67,380)
Cash flows from financing activities:
Proceeds from notes payable	700,922
Net cash provided by (used in) financing activities	700,922
Net increase (decrease) in cash and cash equivalents	(211,660)	661,131	192,546	(10,506)
Cash and cash equivalents at beginning of period	281,003	88,457	88,457	98,963
Cash and cash equivalents at end of period	69,342	749,588	281,003	88,457
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes